Description of the Plan and Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan and Significant Accounting Policies	Description of the Plan and Significant Accounting Policies
The following description of Liberty Energy Services 401(k) Savings Plan, formerly known as Liberty Oilfield Services 401(k) Savings Plan, (the “Plan”) provides only general information. Participants and all others should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan established January 15, 2013, last amended August 1, 2025. The Plan is available to all employees age 18 years or older upon hire. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).
An Investment Committee comprised of officers and employees of Liberty Energy Services LLC (the “Company”) administers the Plan. Principal Trust Company (“Principal”) serves as the third-party administrator, recordkeeper, custodian, and trustee; manages Plan assets; and maintains the Plan’s records. Principal offers Plan participants a variety of investment options through various funds in accordance with provisions of the service and trust agreements with the Company. Individual accounts are invested in the various investment options at the direction of the participants.
Basis of Presentation
The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.
Contributions
Participants may make before-tax or Roth contributions up to 100% of their annual eligible compensation, as limited by the Internal Revenue Service (“IRS”), which is adjusted annually by the Secretary of the Treasury for inflation. Eligible employees who have reached age 50 during the Plan year may elect to make catch-up contributions, as limited by the IRS. The Plan also permits rollover contributions from other qualified retirement plans. Employee contributions to the Plan are made through regular payroll deductions.
The Company makes discretionary matching contributions of 100% of elective deferrals up to 6% of annual eligible compensation. Matching contributions are funded each pay period. The Company has the right to designate all or a portion of the matching contributions as qualified. To the extent matching contributions are so designated, they are non-forfeitable and may not be withdrawn from the Plan prior to separation from service or attainment of age 59½. Discretionary matching contributions made by the Company totaled $36 million for the year ended December 31, 2025.
Once eligibility requirements are met, employees are automatically enrolled in the Plan, and 6% of each employee’s annual eligible compensation is automatically withheld and contributed to the Plan unless the employee makes another election.
The Company may make discretionary or profit-sharing contributions. There were no other discretionary or profit-sharing contributions made for the year ended December 31, 2025.
Employee contributions and employer matching contributions are recorded when withheld and when earned, respectively.
Participants’ Accounts
Each participant’s account is credited or debited with the participant’s contributions and withdrawals, as applicable, and an allocation of the Company’s matching contributions, Plan earnings or losses and Plan expenses. Allocations are based upon Plan earnings or losses and account balances, as defined by the Plan. The benefit to which a participant is entitled is the vested portion of the participant’s account.
Vesting
Participants are vested immediately in their contributions, employer qualified contributions, if any, employer discretionary matching contributions, and employer profit-sharing contributions, if any, plus actual earnings, less losses thereon.
Participant Notes Receivable
Participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balances. Participants may have a maximum of one loan outstanding at any given time. The notes receivable are secured by the balances in the participants’ accounts and bear interest at The Wall Street Journal prime rate plus 1.00%, which is commensurate with local prevailing rates as determined quarterly by the Plan administrator at loan origination. Notes receivable have a maximum term of five years . In prior Plan years, the maximum term of the loans was longer for the purchase of a principal residence. Principal and interest are paid ratably through payroll deductions. Participant notes receivable are recorded in the financial statements at amortized cost (which represents unpaid principal plus accrued interest). Upon termination of a participant from employment, the participant’s loan shall continue to be payable in accordance with the provisions of the participant’s loan or be due in full. As of December 31, 2025, participant notes receivable have maturities through 2031.
Payment of Benefits
Upon death, disability, retirement, hardship, or termination of service, a participant may receive a lump sum payment in the amount equal to the participant’s vested account balance within a reasonable period of time. Accounts with balances less than $5,000 may be immediately distributed upon a distribution event. If the participant’s total vested balance is greater than $5,000, the participant may elect not to receive a distribution until required by law to receive required minimum distributions. The Plan allows hardship withdrawals in the event of undue financial hardship. Such withdrawal is limited to the participants’ pre-tax or Roth elective deferral contributions and earnings thereon. Benefits are recorded as distributions to participants when paid.
Administrative Expenses
Administrative expenses of the Plan are paid by the Plan or the Plan sponsor, as provided in the Plan document. Participants pay administrative costs for loans, distributions and qualified domestic relation orders. All investment management and transaction fees directly related to the Plan investments are paid by the Plan. Management fees and operating expenses charged to the Plan for investments are deducted from income earned on a daily basis and are not separately reflected. Consequently, investment management fees and operating expenses are reflected as a reduction of investment return for such investments. The Company provides, at no cost to the Plan, certain administrative, accounting, and legal services to the Plan and also pays the cost of certain outside services for the Plan. The Plan has a revenue-sharing agreement whereby a certain investment manager returns a portion of the investment management fees to the recordkeeper to offset the administrative expenses of participants invested with that investment manager.
Excess Participant Contributions Payable
The Plan is required to return participant contributions received during the Plan year in excess of the IRC limits. There were no excess contributions due to participants as of December 31, 2025 and 2024.
Valuation of Investments and Income Recognition
Investments are recorded at fair value as reported to the Plan by the trustee. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 2 for discussion of fair value measurements.
The net realized and unrealized investment gain or loss (net appreciation or depreciation in fair value of investments) is reflected on the accompanying statement of changes in net assets available for benefits and is determined as the difference between fair value at the beginning of the year (or date purchased if during the year) and selling price (if sold during the year) or year-end fair value. Purchases and sales of investments are recorded on a trade-date basis. Interest income is recognized on the accrual basis. Dividends are recognized on the ex-dividend date.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes in net assets available for benefits and disclosures. Accordingly, actual results could differ from those estimates.
Risks, Uncertainties, and Concentrations
The Plan provides for various investments that, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility risks. Due to the level of risk associated with certain investments, it is reasonably possible that changes in the value of investments will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported on the statements of net assets available for benefits.
Additionally, some investments held by Principal are invested in the securities of foreign companies, which involve special risks and considerations not typically associated with investing in companies in the United States of America. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and possible adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.